8. TRADE AND OTHER ACCOUNTS RECEIVABLES, NET (Details 1) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of financial assets that are either past due or impaired [line items]
Gross amount	$ 189,626,641	$ 186,316,155
Allowance	(1,461,791)	(1,359,176)	$ (1,684,102)	$ (1,867,873)
Current
Disclosure of financial assets that are either past due or impaired [line items]
Gross amount	157,287,254	145,210,066
Allowance	0	0
1 to 30 days
Disclosure of financial assets that are either past due or impaired [line items]
Gross amount	19,541,545	17,440,102
Allowance	0	0
31 to 60 days
Disclosure of financial assets that are either past due or impaired [line items]
Gross amount	5,555,253	5,740,310
Allowance	0	0
61 to 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Gross amount	2,596,562	2,704,676
Allowance	0	0
91 to 120 days
Disclosure of financial assets that are either past due or impaired [line items]
Gross amount	813,687	2,485,946
Allowance	(86,184)	(218)
121 to 150 days
Disclosure of financial assets that are either past due or impaired [line items]
Gross amount	191,547	1,471,045
Allowance	(68)	(61)
151 to 180 days
Disclosure of financial assets that are either past due or impaired [line items]
Gross amount	167,496	1,508,111
Allowance	(127)	(27,374)
181 to 210 days
Disclosure of financial assets that are either past due or impaired [line items]
Gross amount	126,933	790,967
Allowance	(27,032)	(42,810)
211 to 250 days
Disclosure of financial assets that are either past due or impaired [line items]
Gross amount	68,030	600,676
Allowance	(1,083)	(83,820)
Over 250 days
Disclosure of financial assets that are either past due or impaired [line items]
Gross amount	3,278,334	8,364,256
Allowance	$ (1,347,297)	$ (1,204,893)